Financial instruments - financial and other risks - Categories of financial instruments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Debt outstanding	$ 1,436,224	$ 2,541,678
Convertible notes (in shares)	5,445,455	0	0
Deferred financing fees
Disclosure of detailed information about financial instruments [line items]
Debt outstanding	$ 12,758	$ 24,821
Secured bank loans | Deferred financing fees
Disclosure of detailed information about financial instruments [line items]
Debt outstanding	2,800	6,400
Finance lease | Deferred financing fees
Disclosure of detailed information about financial instruments [line items]
Debt outstanding	8,200	13,100
Unsecured Senior Notes Due 2025 | Deferred financing fees
Disclosure of detailed information about financial instruments [line items]
Debt outstanding	1,700	2,300
Unsecured Senior Notes Due 2025 | Unamortized discount on debt
Disclosure of detailed information about financial instruments [line items]
Debt outstanding	$ 100	200
Convertible Notes Due 2025
Disclosure of detailed information about financial instruments [line items]
Convertible notes (in shares)	5,757,698
Accounts payable | Financial liabilities at amortised cost, category
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, carrying value	$ 28,748	35,080
Accrued expenses | Financial liabilities at amortised cost, category
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, carrying value	91,508	24,906
Secured bank loans | Financial liabilities at amortised cost, category
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, carrying value	226,896	566,310
Finance lease | Financial liabilities at amortised cost, category
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, carrying value	1,140,614	1,639,991
Lease liabilities | Lease liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, carrying value	495,875	575,377
Convertible Notes Due 2022 | Financial liabilities at amortised cost, category
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, carrying value	0	69,695
Unsecured Senior Notes Due 2025 | Financial liabilities at amortised cost, category
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, carrying value	70,571	70,209
Convertible Notes Due 2025 | Financial liabilities at amortised cost, category
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, carrying value	0	208,133
Cash and cash equivalents | Loans and receivables, category
Disclosure of detailed information about financial instruments [line items]
Financial assets, carrying value	376,870	230,415
Restricted cash | Loans and receivables, category
Disclosure of detailed information about financial instruments [line items]
Financial assets, carrying value	783	4,791
Accounts receivable | Loans and receivables, category
Disclosure of detailed information about financial instruments [line items]
Financial assets, carrying value	276,700	38,069
Investment in BWTS | Loans and receivables, category
Disclosure of detailed information about financial instruments [line items]
Financial assets, carrying value	1,751	1,751
Seller's credit on sale leaseback vessels | Loans and receivables, category
Disclosure of detailed information about financial instruments [line items]
Financial assets, carrying value	11,430	10,793
Level 1 of fair value hierarchy | Accounts payable | Financial liabilities at amortised cost, category
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	28,748	35,080
Level 1 of fair value hierarchy | Accrued expenses | Financial liabilities at amortised cost, category
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	91,508	24,906
Level 1 of fair value hierarchy | Unsecured Senior Notes Due 2025 | Financial liabilities at amortised cost, category
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	69,639	69,366
Level 1 of fair value hierarchy | Cash and cash equivalents | Loans and receivables, category
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	376,870	230,415
Level 1 of fair value hierarchy | Restricted cash | Loans and receivables, category
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	783	4,791
Level 1 of fair value hierarchy | Accounts receivable | Loans and receivables, category
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	276,700	38,069
Level 1 of fair value hierarchy | Seller's credit on sale leaseback vessels | Loans and receivables, category
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	11,430	10,793
Level 2 of fair value hierarchy | Secured bank loans | Financial liabilities at amortised cost, category
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	226,896	566,310
Level 2 of fair value hierarchy | Finance lease | Financial liabilities at amortised cost, category
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	1,139,877	1,648,993
Level 2 of fair value hierarchy | Lease liabilities | Lease liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	495,234	575,834
Level 2 of fair value hierarchy | Convertible Notes Due 2022 | Financial liabilities at amortised cost, category
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	0	69,059
Level 2 of fair value hierarchy | Convertible Notes Due 2025 | Financial liabilities at amortised cost, category
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	0	195,438
Level 3 of fair value hierarchy | Investment in BWTS | Loans and receivables, category
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	1,751	1,751
Ballast water treatment systems
Disclosure of detailed information about financial instruments [line items]
Aggregate difference in investment fair value between put and call option exercise prices	600
STI Beryl, STI Le Rocher and STI Larvotto | Vessels
Disclosure of detailed information about financial instruments [line items]
Sale leaseback transaction, deposit per vessel	4,350
Sale leaseback transaction, aggregate amount	13,100
Scorpio Pools | Working capital contributions to Scorpio Pools | Loans and receivables, category
Disclosure of detailed information about financial instruments [line items]
Financial assets, carrying value	53,161	73,161
Scorpio Pools | Level 1 of fair value hierarchy | Working capital contributions to Scorpio Pools | Loans and receivables, category
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	$ 53,161	$ 73,161